Intangible assets - Segments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 5,250	$ 5,465
Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,661	1,661
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	59
Reynolds Consumer Products | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,913	1,913
Reynolds Consumer Products | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	850	850
Reynolds Consumer Products | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Pactiv Foodservice | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,696	1,697
Pactiv Foodservice | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	526	526
Pactiv Foodservice | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	59	59
Graham Packaging | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	1,200	1,412
Graham Packaging | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	251	251
Graham Packaging | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Evergreen | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	67	67
Evergreen | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	34	34
Evergreen | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Closures | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	374	376
Closures | Trademarks
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0	0
Closures | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ 0	$ 0